Debt - Schedule of Annual Maturities (Details) - Loan Payable [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Annual Maturities [Line Items]
December 31, 2026	$ 3,000	$ 5,000
Loans Payable – financed assets	3,000	5,000
Less: Current portion	(3,000)	(5,000)
Long-term portion